LEASE LIABILITY (Details Narrative) - Tuli Tourism Pty Ltd. [member]	Jul. 09, 2022 CAD ($)	Jul. 09, 2022 BWP (P)	Aug. 01, 2024 CAD ($)	Aug. 01, 2024 BWP (P)	Jul. 01, 2023 CAD ($)	Jul. 01, 2023 BWP (P)	Aug. 17, 2022 CAD ($)	Aug. 17, 2022 BWP (P)	Jul. 09, 2022 BWP (P)
IfrsStatementLineItems [Line Items]
Asset purchase price	$ 3,213,404	P 30,720,000.00
Deposits paid							$ 482,011	P 4,608,000
Interest payable current	13,657								P 130,560
Interest payable noncurrent	$ 6,828								P 65,280
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Installment of asset purchase price			$ 1,365,697	P 13,056,000.00	$ 1,365,697	P 13,056,000.00